UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 2, 2024

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: 0001755608

Dominic A. Liberatore, 610-386-5672

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

DLLMT 2021-1 LLC – 0001888266

DLLST 2022-1 LLC – 0001920607

DLLMT 2023-1 LLC – 0001972841

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), De Lage Landen Financial Services, Inc., as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLLMT 2021-1 LLC, DLLST 2022-1 LLC or DLLMT 2023-1 LLC for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 2, 2024

DE LAGE LANDEN FINANCIAL SERVICES, INC.
(Securitizer)

By	/s/ Ernest Evans
Name: Ernest Evans
Title: President

By	/s/ Matthew Huber
Name: Matthew Huber
Title: Chief Financial Officer